Annual Total Returns [BarChart] - BlackRock High Yield V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	3.33%
Annual Return 2012	15.65%
Annual Return 2013	9.33%
Annual Return 2014	2.89%
Annual Return 2015	(3.60%)
Annual Return 2016	12.92%
Annual Return 2017	7.48%
Annual Return 2018	(2.79%)
Annual Return 2019	15.29%
Annual Return 2020	7.27%